SHORT-TERM DEBTS (Details) ¥ in Thousands				12 Months Ended
	Feb. 17, 2021 shares	Jul. 30, 2020 USD ($)	Apr. 26, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2018 USD ($)
Short-term Debt [Line Items]
Short-term debt				$ 1,262,000		¥ 38,568		¥ 8,232
Payment For Convertible Loans				2,645,000	¥ 17,261		¥ 728
Fair value change relating to Company's own credit risk on convertible loan				(17,000)	(108)	(955)
Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt				920,000		14,000		6,000
Interest expense recognized for short-term borrowings				112,000	728	1,037
Convertible loan ("CL")
Short-term Debt [Line Items]
Short-term debt				$ 342,000		24,568		¥ 2,232
Recognized an unrealized loss						5,296	784
Unrealized loss						¥ 5,296	¥ 784
Weighted average interest rate				8.40%		8.58%		8.40%
Interest Expense, Short-term Borrowings				$ 69,000	451	¥ 1,553
Other comprehensive loss				$ (15,000)	(108)
Convertible loan ("CL") | Subsequent event
Short-term Debt [Line Items]
Number of shares issued upon conversion of loan | shares	54,642
Convertible loan ("CL") | Subsequent event | ADS
Short-term Debt [Line Items]
Number of shares issued upon conversion of loan | shares	54,642
Borrowings At Interest Rate Of 11% [Member] | Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt						¥ 8,000
Fixed interest rate						11.00%
Borrowings At Interest Rate Of 4.35% [Member] | Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt						¥ 6,000		¥ 6,000
Fixed interest rate				4.15%		4.35%		4.15%
Zhijun | Convertible loan ("CL")
Short-term Debt [Line Items]
Fixed interest rate									9.00%
Debt extension, maximum change in remaining cash flows			10.00%
Recognized an unrealized loss				$ 2,645,000	17,261
Unrealized loss				2,645,000	17,261
Debt Instrument, Face Amount | $									$ 2,500,000
Other Income				1,098,000	7,162
EMC
Short-term Debt [Line Items]
Debt conversion amount | $		$ 5,900
Average trading price of common stock during 5 trading days immediately preceding conversion ( In percentage)		80.00%
EMC | Convertible loan ("CL")
Short-term Debt [Line Items]
Fixed interest rate		10.00%
Recognized an unrealized loss				82,000	532
Unrealized loss				$ 82,000	¥ 532
Debt Instrument, Face Amount | $		$ 265,000